SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS
NOTE 11 - SUBSEQUENT EVENTS

On October 5, 2020, Sameh Shenouda purchased 3,000 shares of common stock at $1.00 per share at the purchase price of $3,000.

On October 6, 2020, Nasrin Montazer was issued a warrant at a price of $0.000025 per share ($12.50 total) to purchase 500,000 shares of common stock at the exercise price of $0.60 per share.

On October 13, 2020, Jagjit Dhaliwal was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

Management has evaluated subsequent events as of the date of the Financial Statements and has determined that all events are disclosed herein.

The Company has evaluated subsequent events as of the date of the Financial Statements and has determined that all events are disclosed herein.

On January 2, 2020, the Company issued 40,000 shares of Company stock to Willy Ariel Saint-Hilaire at a purchase price of $20,000.

On January 27, 2020, the Company re-acquired from AVOT the online business iB2BGlobal.com and since company had not received the shares promised during the original sale.

On January 27, 2020, the company entered into convertible promissory note with Willy Ariel Saint-Hilaire in the amount of $14,500. The note carries interest at 12% per annum. The holder has the right to convert principal of the notes and accrued interest into Common shares at a rate of $0.50 per share.

On February 7, 2020, the Company issued 345,016 shares to Vinoth Sambandam for settlement of debt owed for services rendered through December 31, 2019.

On February 13, 2020, Munti Consulting LLC was issued a warrant at a price of $0.000025 per share ($25 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share. Exercisable after the first (1st) anniversary of the date of filing of the first Form S-1 filed with the U.S. Securities and Exchange Commission after the issuance of this Warrant.

On February 24, 2020, Addicted 2 Marketing was issued a warrant at a price of $0.000025 per share ($2.50 total) to purchase 100,000 shares of common stock at the exercise price of $0.60 per share.

On March 8, 2020 and March 24, 2020, the company entered into convertible promissory note with Willy Ariel Saint-Hilaire in the amounts of $1,581 and $1,552 respectively. The notes carry interest at 12% per annum. The holder has the right to convert principal of the notes and accrued interest into Common shares at a rate of $0.50 per share.

On March 13, 2020, Kevin Wiltz was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On March 13, 2020, Willy Ariel Saint-Hilaire was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On March 25, 2020 and April 28, 2020, the Company entered into a convertible promissory note with Montse Zaman in the amounts of $5,000 and $4,000, respectively. The note carries interest at 12% per annum. The holder has the right to convert principal of the notes and accrued interest into Common shares at a rate of $0.50 per share.

On March 31, 2020, the Company issued 8,336 shares to Vinoth Sambandam for services rendered for the first quarter 2020.

On May 15, 2020, the Company agreed to issue 160,000 shares to Steven Cantor to settle compensation dispute. As of the date of this filing, the draft agreement has not been executed and shares have not been issued.